Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$69,909,334.96	0.2830337	$53,285,403.06	0.2157304	$16,623,931.90
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$252,689,334.96	0.2744297	$236,065,403.06	0.2563755	$16,623,931.90

Weighted Avg. Coupon (WAC)	4.58%		4.59%
Weighted Avg. Remaining Maturity (WARM)	32.69		31.79
Pool Receivables Balance	$295,636,615.13		$278,419,932.52
Remaining Number of Receivables	32,486		31,526

Adjusted Pool Balance	$286,249,544.83		$269,625,612.93

III. COLLECTIONS

Principal:
Principal Collections	$16,823,021.28
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$346,113.33
Total Principal Collections	$17,169,134.61

Interest:
Interest Collections	$1,126,906.21
Late Fees & Other Charges	$29,708.70
Interest on Repurchase Principal	$-
Total Interest Collections	$1,156,614.91

Collection Account Interest	$528.01
Reserve Account Interest	$169.35
Servicer Advances	$-

Total Collections	$18,326,446.88

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$18,326,446.88
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$23,053,237.00

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$246,363.85		$246,363.85	$246,363.85
Collection Account Interest					$528.01
Late Fees & Other Charges					$29,708.70
Total due to Servicer					$276,600.56

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$67,579.02		$67,579.02
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$240,535.69		$240,535.69	$240,535.69

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$17,659,457.71

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$16,623,931.90

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$16,623,931.90
Class A-4 Notes				$-
Class A Notes Total:		$16,623,931.90		$16,623,931.90
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$16,623,931.90

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,035,525.81

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,387,070.30
Beginning Period Amount	$9,387,070.30
Current Period Amortization	$592,750.71
Ending Period Required Amount	$8,794,319.59
Ending Period Amount	$8,794,319.59
Next Distribution Date Amount	$8,223,812.01

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	July 2013
Distribution Date	08/15/13
Transaction Month	30
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		11.72%	12.45%	12.45%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.58%	31,077	98.04%	$272,972,379.95
30 - 60 Days	1.15%	361	1.55%	$4,303,536.50
61 - 90 Days	0.22%	68	0.32%	$886,376.98
91 + Days	0.06%	20	0.09%	$257,639.09
		31,526		$278,419,932.52
Total
Delinquent Receivables 61 + days past due	0.28%	88	0.41%	$1,144,016.07
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	97	0.42%	$1,228,323.11
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	77	0.30%	$932,019.13
Three-Month Average Delinquency Ratio	0.27%		0.37%

Repossession in Current Period		23		$285,497.79
Repossession Inventory		33		$227,567.61

Charge-Offs
Gross Principal of Charge-Off for Current Period				$393,661.33
Recoveries				$(346,113.33)
Net Charge-offs for Current Period				$47,548.00

Beginning Pool Balance for Current Period				$295,636,615.13

Net Loss Ratio				0.19%
Net Loss Ratio for 1st Preceding Collection Period				0.59%
Net Loss Ratio for 2nd Preceding Collection Period				-0.23%
Three-Month Average Net Loss Ratio for Current Period				0.18%

Cumulative Net Losses for All Periods				$5,439,634.25
Cumulative Net Losses as a % of Initial Pool Balance				0.55%

Principal Balance of Extensions				$1,436,240.58
Number of Extensions				114

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